American United Life Insurance Company
                        One American Square, P.O. Box 368
                             Indianapolis, IN 46204

January 5, 2009

VIA EDGAR
Mr. Patrick Scott
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Email:  scottpa@sec.gov

RE:  Registration  Statement  on Form  N-6 of  American  United  Life  Insurance
     Company  ("AUL");   AUL  American   Individual  Variable  Life  Unit  Trust
     ("Registrant"); File nos. 811-8311 / 333-152925 ("Registration Statement")

Mr. Scott:

Pursuant to our conversation today, and in accordance with the EDGAR requirements, attached is a filing, in electronic format, of Pre-Effective Amendment No. 3 (Form N-6) to the Registration Statement for the AUL American Unit Trust (the "Trust").

This pre-effective amendment is filed under the correct Contract number (C000073735) that was provided in the Pre-Effective Amendment No. 1 that was filed on November 12, 2008.

If any additional information is needed or if you have any questions, please feel free to give me a call at (317) 285-1588.


Sincerely,



Richard M. Ellery
Associate General Counsel
American United Life Insurance Company(R)